UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY

 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   12/31/2012

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2012

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Bond Asset Allocation Fund, and take a moment to review some of the strategies employed and achievements gained during 2012.

We have maintained our focus on preserving capital and avoiding volatility in an effort to gain strong risk adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may achieve higher returns than a passive approach that can lead to magnified losses.

As BTS invested during late 2011 in high yield bonds our indicators and models had avoided significant downward volatility during the second half of 2011. Indicators were de-sensitized, during the latter half of 2011, in order to avoid being caught in the correction that was taking place due to uncertain prospects for economic growth. Indicators then invested during late 2011, into a strong trend, that signified the potential for further gains with less uncertainties causing upside and downside swings in price. This trend lasted until the spring of 2012, when markets again convulsed due to the uncertainties in relation to the macro- economic back-drop.  European recession seemed to predicate lack of demand and growth worldwide as slow growth in the U.S. continued.

BTS’s fluid model approach is designed to be cognizant of volatility periods and to invest on confirmation of strong price trend. Consequently indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility as the risk-off trade dominates in the financial markets.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference to safety of assets. In the long run, over 33 years of investing with this type of strategy with BTS Indicators has created competitive returns. Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

BTS re-entered the risk-on trade as a strong trend emerged in July of 2012. The trend had follow through, and indicators stayed positive throughout the rest of 2012, despite levels of volatility that threatened to turn our investment model negative. BTS consequently achieved competitive returns in 2012, and we think that our strategies and indicators will continue to work well in avoiding significant losses and enhancing longer term returns in an uncertain and volatile financial market.

Thank you for choosing the BTS Bond Asset Allocation Fund and good luck in 2013!

Sincerely,

Matthew Pasts CMT

Vilis Pasts

CEO, BTS Asset Management

Founder & Director of Research

0499-NLD-2/22/2013

BTS Bond Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the periods ended December 31, 2012, compared to its benchmark:

	One Year	Since Inception ***
BTS Bond Asset Allocation Fund Class A	6.26%	3.07%
BTS Bond Asset Allocation Fund Class A (with load of 5%)	0.93%	1.31%
BTS Bond Asset Allocation Fund Class C	5.57%	2.35%
Barclays Aggregate Bond Index Total Return**	4.22%	6.17%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly, unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Inception date is January 4, 2010.

Top Holdings By Industry	% of Net Assets
Debt Funds	80.3%
Asset Allocation Fund	15.4%
Other, Cash & Cash Equivalents	4.3%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012

Shares		Value

	MUTUAL FUNDS - 15.4%
	ASSET ALLOCATION FUND- 15.4%
652,394	Rydex High Yield Strategy Fund - H	$ 15,703,132

	DEBT FUND - 0.0%
4,491	Fidelity High Income Fund - I	41,948

	TOTAL MUTUAL FUNDS (Cost - $15,473,235)	15,745,080

	EXCHANGE TRADED FUNDS - 80.3%
	DEBT FUNDS - 80.3%
437,437	iShares iBoxx $ High Yield Corporate Bond ETF	40,834,744
1,007,313	SPDR Barclays Capital High Yield Bond ETF	40,997,639
	TOTAL EXCHANGE TRADED FUNDS (Cost - $80,003,506)	81,832,383

	SHORT-TERM INVESTMENTS - 4.0%
	MONEY MARKET FUND - 4.0%
4,046,167	Fidelity Institutional Money Market Portfolio, 0.14%*	4,046,167

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,046,167)

	TOTAL INVESTMENTS - 99.7% (Cost - $99,522,908) (a)	$ 101,623,630
	OTHER ASSETS LESS LIABILITIES - 0.3%	285,860
	NET ASSETS - 100.0%	$ 101,909,490

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,523,822 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,099,808
	Unrealized depreciation	-
	Net unrealized appreciation	$ 2,099,808

* Interest rate reflects seven-day effective yield on December 31, 2012.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

ASSETS
Investment securities:
At cost	$ 99,522,908
At value	$ 101,623,630
Receivable for Fund shares sold	28,505
Dividends and interest receivable	438,130
Prepaid expenses and other assets	25,289
TOTAL ASSETS	102,115,554

LIABILITIES
Payable for Fund shares repurchased	47,470
Investment advisory fees payable	87,002
Distribution (12b-1) fees payable	31,079
Fees payable to other affiliates	17,603
Accrued expenses and other liabilities	22,910
TOTAL LIABILITIES	206,064
NET ASSETS	$ 101,909,490

Net Assets Consist Of:
Paid in capital	$ 102,164,481
Undistributed net investment income	602,467
Accumulated net realized loss from security transactions	(2,958,180)
Net unrealized appreciation of investments	2,100,722
NET ASSETS	$ 101,909,490

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 87,194,306
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,629,892
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.10
Maximum offering price per share (Maximum sales charge of 5.00%) (b)	$ 10.63

Class C Shares:
Net Assets	$ 14,715,184
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,454,544
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.12

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	On investments of $5 million or more, the maximum sales charge will not apply. Instead the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends	$ 6,008,654
Interest	16,739
TOTAL INVESTMENT INCOME	6,025,393

EXPENSES
Investment advisory fees	1,099,716
Distribution (12b-1) fees:
Class A	239,608
Class C	140,521
Administrative services fees	102,152
Transfer agent fees	65,210
Registration fees	49,975
Accounting services fees	44,179
Professional fees	25,533
Shareholder reporting expense	19,968
Compliance officer fees	17,455
Custodian fees	13,042
Non 12b-1 shareholder servicing fees	12,718
Trustees' fees and expenses	4,982
Insurance expense	2,006
Other expenses	28,218
TOTAL EXPENSES	1,865,283

NET INVESTMENT INCOME	4,160,110

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	136,838
Net payments by affiliates and net realized loss from trade error (Note 6)	-
Distribution of realized gains from underlying investment companies	156,660
Net change in unrealized appreciation on investments	2,207,788

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,501,286

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,661,396

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011

FROM OPERATIONS
Net investment income	$ 4,160,110	$ 3,672,223
Net realized gain/(loss) from investments and swap transactions	136,838	(3,608,606)
Net payments by affiliates and net realized loss from trading error (Note 6)	-	-
Distributions of realized gains from underlying investment companies	156,660	340,489
Net change in unrealized appreciation/(depreciation) on investments	2,207,788	(111,808)
Net increase in net assets resulting from operations	6,661,396	292,298

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,215,161)	(3,358,754)
Class C	(384,827)	(261,580)
From net realized gains
Class A	-	(132,730)
Class C	-	(18,082)
Net decrease in net assets from distributions to shareholders	(3,599,988)	(3,771,146)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,100,411	33,856,252
Class C	3,765,058	6,157,046
Net asset value of shares issued in
reinvestment of dividends and distributions to shareholders:
Class A	3,070,457	3,387,726
Class C	356,803	264,024
Redemption fee proceeds:
Class A	1,978	9,010
Class C	278	936
Payments for shares redeemed:
Class A	(43,174,320)	(91,614,858)
Class C	(3,903,247)	(4,310,254)
Net decrease in net assets from shares of beneficial interest	(18,782,582)	(52,250,118)

TOTAL DECREASE IN NET ASSETS	(15,721,174)	(55,728,966)

NET ASSETS
Beginning of Year	117,630,664	173,359,630
End of Year *	$ 101,909,490	$ 117,630,664
* Includes undistributed net investment income of:	$ 602,467	$ 42,345

SHARE ACTIVITY
Class A:
Shares Sold	2,102,707	3,397,329
Share Reinvested	307,456	343,801
Shares Redeemed	(4,307,415)	(9,238,994)
Net decrease in shares of beneficial interest outstanding	(1,897,252)	(5,497,864)

Class C:
Shares Sold	376,121	618,171
Shares Reinvested	35,658	26,786
Shares Redeemed	(390,796)	(436,206)
Net increase in shares of beneficial interest outstanding	20,983	208,751

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class A
	For the		For the		For the
	Year Ended		Year Ended		Period Ended
	December 31,		December 31,		December 31,
	2012		2011		2010 (1)

Net asset value, beginning of period	$ 9.83		$ 10.05		$ 10.00
Activity from investment operations:
Net investment income (2)	0.39		0.26		0.14
Net realized and unrealized gain/(loss)
on investments	0.23		(0.20)		0.09
Total from investment operations	0.62		0.06		0.23

Paid-in-capital from redemption fees (2,3)	0.00		0.00		0.00

Less distributions from:
Net investment income	(0.35)		(0.27)		(0.13)
Net realized gains	-		(0.01)		(0.05)
Total distributions	(0.35)		(0.28)		(0.18)

Net asset value, end of period	$ 10.10		$ 9.83		$ 10.05

Total return (4)	6.36%	(5,10)	0.62%	(5)	2.27%	(6)

Net assets, end of period (000s)	$ 87,194		$ 103,516		$ 161,047

Ratio of expenses to average
net assets (7)	1.60%		1.55%		1.51%	(8)

Ratio of net investment income to
average net assets (7,9)	3.88%		2.59%		1.36%	(8)

Portfolio Turnover Rate	235%		462%		641%	(6)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.
(7)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(10)	Had the Advisor not reimbursed the trade error, total return would have been 6.25%. (Note 6)

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class C
	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	December 31,		December 31,	December 31,
	2012		2011	2010 (1)

Net asset value, beginning of period	$ 9.85		$ 10.05	$ 10.00
Activity from investment operations:
Net investment income (2)	0.32		0.19	0.08
Net realized and unrealized gain/(loss)
on investments	0.22		(0.20)	0.08
Total from investment operations	0.54		(0.01)	0.16

Paid-in-capital from redemption fees (2,3)	0.00		0.00	0.00

Less distributions from:
Net investment income	(0.27)		(0.18)	(0.06)
Net realized gains	-		(0.01)	(0.05)
Total distributions	(0.27)		(0.19)	(0.11)

Net asset value, end of period	$ 10.12		$ 9.85	$ 10.05

Total return (4)	5.57%	(9)	(0.03)%	1.56%	(5)

Net assets, end of period (000s)	$ 14,715		$ 14,115	$ 12,313

Ratio of expenses to average
net assets (6)	2.35%		2.30%	2.26%	(7)

Ratio of net investment income to
average net assets (6,8)	3.13%		1.84%	0.61%	(7)

Portfolio Turnover Rate	235%		462%	641%	(5)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.
(5)	Not annualized.
(6)

The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.
(9)	Had the Advisor not reimbursed the trade error, total return would be 5.47%. (Note 6)

See accompanying notes to financial statements.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

 ORGANIZATION

The BTS Bond Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares: Class A shares and Class C shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class C shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 15,745,080	-	-	$ 15,745,080
Exchange Traded Funds	81,832,383	-	-	81,832,383
Short-Term Investments	4,046,167	-	-	4,046,167
Total Investments	$ 101,623,630	-	-	$ 101,623,630

The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and Level 2 during the current year presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010, 2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $243,511,945 and $258,097,938, respectively.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.  During the year ended December 31, 2012, the Distributor received $73,131 in underwriting commissions for sales of Class A shares, of which $16,238 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended December 31, 2012, the Fund assessed $2,256 in redemption fees.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

6. PAYMENTS BY AFFILIATES

As a result of a trade error, the Fund experienced a loss of $134,270, all of which was reimbursed by the Advisor.

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011
Ordinary Income	$ 3,599,988	$ 3,769,314
Long-Term Capital Gain	-	1,832
	$ 3,599,988	$ 3,771,146

The difference between the book basis and tax basis character of distributions as of December 31, 2011 is primarily attributable to the tax treatment of short-term capital gains.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other Losses	(Depreciation)	Earnings/(Deficits)
$ 602,467	$ -	$ (2,957,266)	$ -	$ 2,099,808	$ (254,991)

As of December 31, 2012, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total	Expiration
$ 2,957,266	$ -	$ 2,957,266	Non-Expiring

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR Barclays Capital High Yield Bond ETF.  The Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR Barclays Capital High Yield Bond ETF.  The financial statements of the the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR Barclays Capital High Yield Bond ETF, including the portfolio of investments, can be found at the underlying fund’s websites, www.ishares.com and www.spdrs.com, respectively or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2012, the percentage of the Fund’s net assets invested in the the iShares iBoxx $ High Yield Corporate Bond Fund and the SPDR Barclays Capital High Yield Bond ETF was 40.1% and 40.2%, respectively.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of December 31, 2012, Trust Company of America held approximately 66% of the voting securities of Class A shares for the benefit of others and Pershing LLC held approximately 55% of the voting securities of Class C shares for the benefit of others.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of BTS Bond Asset Allocation Fund

and the Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of BTS Bond Asset Allocation Fund, a series of shares of beneficial interest of Northern Lights Fund Trust (the "Fund"), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period January 4, 2010 (commencement of operations) through December 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BTS Bond Asset Allocation Fund as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the two-year period then ended and the period January 4, 2010 (commencement of operations) through December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 1, 2013

BTS Bond Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the BTS Bond Asset Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BTS Bond Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the BTS Bond Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Paid During Period 7/1/12 – 12/31/12*
Class A	$1,000.00	$1,057.30	$8.38
Class C	$1,000.00	$1,054.40	$12.24

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Paid During Period 7/1/12 - 12/31/12*
Class A	$1,000.00	$1,016.99	$8.21
Class C	$1,000.00	$1,013.22	$11.99

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, 1.62% for Class A and 2.37% for Class C, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

.

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Approval of Advisory Agreement – BTS Bond Asset Allocation Fund*

In connection with a regular meeting held on March 28, 2012, the Board of Trustees of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (the "Independent Trustees") (collectively, the “Board”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the BTS Bond Asset Allocation Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and was available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations, the quality of their compliance infrastructures and the experience of their Fund management personnel.  The Board then reviewed financial information provided by the firm.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board noted that for the Fund’s one-year period ended December 31, 2011, the Fund underperformed the average performance for funds in its peer group.  The Board noted that, although the Fund is categorized by Morningstar in the Multisector Bond Category, the Fund has a unique strategy that is more similar to a long/short bond fund, for which there is no Morningstar category.  The Board also considered the composite performance of the Adviser’s separately managed accounts using a similar strategy and noted that the Fund outperformed that composite.  The Board also considered the market conditions during 2011 and concluded that the Fund’s performance was acceptable.

Fees and Expenses.  The Board noted that the Fund is currently paying a 1.00% annual advisory based on the average net assets of the Fund.  The Board also compared the advisory fee and net expense ratios of the Fund to the fees and expenses charged by a peer group of funds.  The Board noted that the Fund’s advisory fee and expense ratio was higher than the average for funds in its peer group, but the Board noted that the peer group did not reflect the Fund’s unique strategy.  The Board noted that the average management fee for equity long/short funds was approximately 1.25% and concluded that the Fund’s management fee was reasonable given that its strategy is akin to a long/short bond fund and the management fees for bond funds are generally slightly lower than for equity funds.  The Board also noted that the Fund’s management fee is lower than the fees charged by the Adviser for its separately managed accounts. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Fund receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.   After discussion, it was noted that because of the Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Board also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s asset level, the Board was satisfied that the firm’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the Advisory Agreement was in the best interests of the Trust and the Fund's shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	96

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	96	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	103

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	103	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	96	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

12/31/12 – NLFT V2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $13,500

2012 - $14,000

(b)

Audit-Related Fees

2011 – None

2012 – None

(c)

Tax Fees

2011 - $2,000

2012 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2012 - None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,000

2012 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/8/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/8/2013